Note 17 - Supplemental Oil and Gas Disclosures (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Capitalized Costs Relating to Oil and Gas Producing Activities Disclosure [Table Text Block]
	Successor	Predecessors
	December 31, 2020	December 31, 2019
	(in thousands)
Proved properties	$367,372	$178,835
Unproved properties	152,741	227,525
Total capitalized costs	520,113	406,360
Less: accumulated depletion	(17,477)	(1,566)
Net capitalized costs	$502,636	$404,794

Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities Disclosure [Table Text Block]
	Year Ended December 31, 2020
	Successor	Predecessors
	August 22, 2020 through December 31, 2020	January 1, 2020 through August 21, 2020	Year Ended December 31, 2019
Acquisition costs:
Proved properties	$-	$585	$4,635
Unproved properties	1,181	2,753	6,288
Total acquisition costs	1,181	3,338	10,923
Exploration costs	52,837	48,801	59,349
Development costs	11,757	863	54
Oil and gas expenditures	65,775	53,002	70,326
Asset retirement obligations, net	(105)	98	316
Total costs incurred	$65,670	$53,100	$70,642

Results of Operations for Oil and Gas Producing Activities Disclosure [Table Text Block]
	Year Ended December 31, 2020
	Successor	Predecessors
	August 22, 2020 through December 31, 2020	January 1, 2020 through August 21, 2020	Year Ended December 31, 2019
Oil, NGL and natural gas sales	$16,400	$8,223	$8,115
Lease operating expenses	2,653	4,870	3,372
Production and ad valorem taxes	886	566	449
Exploration and abandonment expense	5,032	4	2,850
Depletion, depreciation and amortization expense	9,877	6,385	4,269
Accretion of discount on asset retirement obligations	51	89	72
Results of operations from oil and gas production activities	$(2,099)	$(3,691)	$(2,897)

Schedule of Proved Developed and Undeveloped Reserve [Table Text Block]
	Crude Oil (MBbl)	Natural Gas (MMcf)	NGL (MBbl)	Total (MBoe)
Predecessors
Proved Reserves at January 1, 2019	2,914	809	222	3,271
Contribution from HighPeak II	973	569	78	1,146
Extensions and discoveries	5,413	2,528	759	6,593
Revisions of previous estimates	217	887	290	655
Production	(145)	(139)	-	(168)
Proved Reserves at December 31, 2019	9,372	4,654	1,349	11,497
Purchase of minerals in place	44	36	-	50
Extensions and discoveries	1,008	252	67	1,117
Revisions of previous estimates	(1,555)	(1,144)	(374)	(2,120)
Production	(236)	(87)	(20)	(270)
Proved Reserves at August 21, 2020	8,633	3,711	1,022	10,274

Successor
Proved Reserves at August 22, 2020	8,633	3,711	1,022	10,274
Extensions and discoveries	11,977	5,215	1,433	14,279
Revisions of previous estimates	(1,180)	(875)	(277)	(1,603)
Production	(398)	(112)	(18)	(435)
Proved Reserves at December 31, 2020	19,032	7,939	2,160	22,515

Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Table Text Block]
	Successor December 31, 2020	Predecessors December 31, 2019
Proved Developed Reserves (1)
Oil (MBbl)	8,730	4,091
Natural gas (MMcf)	3,572	1,952
Natural gas liquids (MBbl)	957	548
Total (MBoe)	10,282	4,964
Proved Undeveloped Reserves
Oil (MBbl)	10,302	5,281
Natural gas (MMcf)	4,367	2,702
Natural gas liquids (MBbl)	1,203	801
Total (MBoe)	12,233	6,533
Total Proved Reserves
Oil (MBbl)	19,032	9,372
Natural gas (MMcf)	7,939	4,654
Natural gas liquids (MBbl)	2,160	1,349
Total (MBoe)	22,515	11,497

Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure [Table Text Block]
	Successor December 31, 2020	Predecessors December 31, 2019
Future cash inflows	$740,859	$502,961
Future production costs	(217,025)	(127,897)
Future development costs	(117,887)	(78,360)
Future income tax expense	(25,824)	(2,640)
Future net cash flows	380,123	294,064
Discount to present value at 10% annual rate	(157,931)	(154,043)
Standardized measure of discounted future net cash flows	$222,192	$140,021

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows [Table Text Block]
	Year Ended December 31, 2020 (2)	Year Ended December 31, 2019 (2)
Standardized measure of discounted future net cash flows, beginning of year	$140,021	$31,118
Contribution of HighPeak II to Predecessors	-	10,488
Sales of oil and natural gas, net of production costs	(15,648)	(4,294)
Extensions and discoveries, net of future development costs	172,478	85,626
Net changes in prices and production costs	(50,728)	(6,755)
Changes in estimated future development costs	6,466	9,483
Purchases of minerals in place	600	14
Revisions of previous quantity estimates	(41,646)	8,232
Accretion of discount	14,134	3,165
Net changes in income taxes (1)	(10,675)	(857)
Net changes in timing of production and other	7,190	3,801
Standardized measure of discounted future net cash flows, end of year	$222,192	$140,021